Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Net

Property, plant and equipment, net consist of the following:

At December 31,	2011	2012
At cost:
Buildings	$93,913	$93,913
Machinery and equipment	92,202	121,070
Leasehold improvements	22,886	20,550
Furniture and fixtures	3,768	4,837
Automobiles	943	621
Tools and molds	337	752

Total	214,049	241,743
Less: accumulated depreciation	(129,355)	(117,492)

	84,694	124,251
Construction in progress	52,699	27,304

Net book value	$137,393	$151,555